ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities [Abstract]
Directors’ fees	$ 54	$ 34
Manufacturing and trials expenses	1,710	1,486
Advisors and legal expenses	140	148
ACCURUED EXPENSES	$ 1,904	$ 1,668